INCOME TAX EXPENSE (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF INCOME TAX EXPENSE

The income tax expense can be reconciled to the loss before tax per the consolidated statement of loss and comprehensive loss as follows:

	2026	2025	2024
	HK$	HK$	HK$

Loss for the period before income tax	(13,113,273)	(5,982,220)	(7,921,940)

Tax at the domestic income tax rate of 16.5%	(2,163,690)	(987,066)	(1,307,120)
Tax effect of income not taxable for tax purpose	(16,819)	(2,790)	(5,155)
Tax effect of expenses not deductible	1,378,496	902,707	594,476
Tax effect of change in valuation allowance	802,013	87,149	717,799

Income tax expense	-	-	-

SUMMARY OF SIGNIFICANT COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES

	2026	2025	2024
	HK$	HK$	HK$

Deferred Tax Assets:
Net operating loss carryforwards	6,994,679	6,758,225	7,240,421

Gross deferred tax assets	6,994,679	6,758,225	7,240,421
Valuation Allowance	(5,174,215)	(4,372,203)	(4,285,053)

Deferred tax assets, net of valuation allowance	1,820,464	2,386,022	2,955,368

Deferred tax liabilities:
Property and equipment	(1,820,464)	(2,386,022)	(2,955,368)

Deferred Tax Liabilities	(1,820,464)	(2,386,022)	(2,955,368)

Deferred tax assets (liabilities), net	-	-	-